PRINCIPAL ACCOUNTING POLICIES - Basis of Presentation (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Mar. 18, 2021	Dec. 31, 2020
Ordinary shares, par value (in dollars per share)	$ 0.00125	$ 0.00125	$ 0.01	$ 0.00125
Common Stock, Conversion Basis	ordinary share will be adjusted from eight (8) ADSs representing one (1) ordinary share to one (1) ADS representing one (1) ordinary share (the “ADS Ratio Change”).
Share Subdivision
Ordinary shares, par value (in dollars per share)	$ 0.00125